Stockholders’ equity (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended			9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Sep. 29, 2025	Feb. 08, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, share authorized		300,000,000			300,000,000		10,000,000	10,000,000
Common stock, par value		$ 0.0001			$ 0.0001		$ 0.00001	$ 0.00001
Preferred stock, share authorized		10,000,000			10,000,000			10,000,000
Preferred stock, par value		$ 0.0001			$ 0.0001			$ 0.0001
Stock-compensation expense		$ 1,256,750			$ 1,423,417
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding and exercisable warrants to purchase		7,493,461			7,493,461
Weighted average exercise price		$ 1.52			$ 1.52
Weighted average remaining contractual period					2 years 4 months 28 days
2025 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Purchase Price of Common Stock, Percent					15.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum					4.00%
Options, outstanding		0			0
Revision of Prior Period, Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, share authorized		300,000,000			300,000,000			300,000,000
Common stock, par value								$ 0.0001	$ 0.0001
Shares granted			$ 155
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unvested number of share issued	1,500,000				4,500,000		6,000,000
Outstanding shares not vested							4,750,000	3,250,000
Unvested restricted stock term								2 years 1 month 9 days
Vest over shares period description					The shares vest over a 4-year period from the issuance date.		The shares vest over a 4-year period from the issuance date.
Shares granted					6,000,000
Exchanged number of restricted shares issued	2,000,000				6,000,000
Stock-compensation expense		$ 1,073,333		$ 0	$ 1,240,000	$ 0
Fair value of restricted stock vested		$ 775,000			$ 930,024
Restricted Stock Units (RSUs) [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unvested number of share issued	2,000,000
Vest over shares period description	The shares vest over a 2-year period from the issuance date.
Restricted Stock Units (RSUs) [Member] | Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unvested number of share issued					729,168
Outstanding shares not vested		358,334			358,334
Weighted average remaining contractual period					4 years
Shares granted		729,168
Stock-compensation expense		$ 183,380			$ 183,380
Fair value of restricted stock vested		183,380			183,380
Shares granted		$ 295,834
Award vesting rights description		The stock awards vest over 48-month period from the grant date.
Accelerated vesting, number		370,834
Unrecognized stock-based compensation expense related to unvested restricted stock awards		$ 537,501			$ 537,501
Restricted Stock Units (RSUs) [Member] | Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Outstanding shares not vested		75,000			75,000